Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities

NOTE 8:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	As of December 31, 2018, the Company was not a party to any material legal proceedings.

b.	The Company’s research and development efforts have been partially financed through royalty-bearing programs sponsored by the IIA. In return for the IIA’s participation, the Company is committed to pay royalties at a rate ranging from 3% to 5% of sales of the products whose research was supported by grants received from the IIA, up to 100% of the amount of such participation received linked to the U.S. dollar. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required. As of December 31, 2018, the Company received total grants from the IIA in the amount of $5,543.

The total amount of royalties charged to operations for the years ended December 31, 2018, 2017 and 2016, were approximately $458, $569 and $130, respectively. As of December 31, 2018, the Company’s contingent liability for royalties, net of royalties paid or accrued, totaled approximately $347.

c.	The Company’s offices in Netanya, Israel, are leased under a non-cancelable operating lease expiring on February 28, 2022. In addition, the Company’s motor vehicles are leased under operating leases.

Annual minimum future rental commitments under these leases, at exchange rates in effect on December 31, 2018, are approximately as follows:

2019	$838
2020	707
2021	505
2022	73

$2,123

Lease expenses for the years ended December 31, 2018, 2017 and 2016, were $958, $888 and $707, respectively.

d.	Specific charges have been recorded on certain assets in respect of the Company’s liabilities to its banks

e.	The Company provides bank guarantees to some of its customers and others, in the ordinary course of business. The guarantees are to secure advances received at the commencement of a project or to secure performance of operational milestones. The total amount of bank guarantees provided to customers and others as of December 31, 2018, is approximately $366.